As filed with the Securities and Exchange Commission on August 3, 2016

1933 Act Registration File No.: 333-210288

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes.)

LKCM FUNDS

(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation

301 Commerce Street, Suite 1600

Fort Worth, Texas 76102

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (817) 332-3235

Jacob D. Smith, Esq.

Chief Financial Officer and Chief Compliance Officer

LKCM Funds

301 Commerce Street, Suite 1600

Fort Worth, TX 76102

(Name and Address of Agent for Service)

Copy to:

Kathy K. Ingber, Esq.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

LKCM FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A – Combined Proxy Statement and Prospectus*

Part B – Statement of Additional Information*

Part C – Other Information

Signature Page

Exhibit Index

Exhibits

*	Previously filed in the Registrant’s Registration Statement on Form N-14, SEC File No. 333-210288, on March 18, 2016, and subsequently filed in definitive form pursuant to Rule 497 on June 2, 2016.

EXPLANATORY NOTE

The sole purposes of this post-effective amendment are to include in the Registration Statement: (1) Exhibit 6(c) – Expense Limitation Agreement between LKCM Funds and Luther King Capital Management with respect to the LKCM Aquinas Catholic Equity Fund; (2) Exhibit 12 – Opinion of Counsel on Tax Matters for the reorganization of the LKCM Aquinas Small Cap Fund and the LKCM Aquinas Growth Fund into the LKCM Aquinas Catholic Equity Fund, a series of LKCM Funds; and (3) Exhibit 10(c) – Amended and Restated Schedule A to LKCM Funds Distribution Plan: Adviser Class of Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund and Aquinas Catholic Equity Fund.

PART C: OTHER INFORMATION

Item 15.	Indemnification

The response to this item is incorporated herein by reference to Item 30 of the Registrant’s Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2016. (File Nos. 033-75116; 811-08352)

Item 16.	Exhibits

(1)	(a)	Certificate of Trust[7]

	(b)	Amended Agreement and Declaration of Trust[1]

	(c)	Certificate of Designation[9]

(2)		By-laws[1]

(3)		Voting Trust Agreements – not applicable

(4)		Agreement and Plan of Reorganization and Dissolution[9]

(5)		Rights of holders of securities being registered are contained in Articles IV, V, VI and VII of the Registrant’s Amended Agreement and Declaration of Trust and Article 9 of the Registrant’s By-laws

(6)	(a)	Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation, dated June 21, 1994[2]

	(b)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Aquinas Catholic Equity Fund (then known as the LKCM Aquinas Value Fund)[4]

	(c)	Expense Limitation Agreement between LKCM Funds and Luther King Capital Management Corporation with respect to the LKCM Aquinas Catholic Equity Fund – (filed herewith)

(7)	(a)	Amended and Restated Distribution Agreement between LKCM Funds, Luther King Capital Management Corporation and Quasar Distributors, LLC[3]

	(b)	Amendment to the Amended and Restated Distribution Agreement, dated February 22, 2011[5]

(8)		Bonus, profit sharing or pension plans – not applicable

(9)	(a)	Amended and Restated Custody Agreement between LKCM Funds and U.S. Bank National Association, dated November 17, 2009[6]

	(b)	Amendment to the Amended and Restated Custody Agreement, dated February 22, 2011[5]

	(c)	Amendment to the Amended and Restated Custody Agreement, dated August 26, 2014[8]

(10)	(a)	Rule 18f-3 Multiple Class Plan[5]

	(b)	LKCM Funds Distribution Plan: Adviser Class of Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund and LKCM Aquinas Catholic Equity Fund (then known as the LKCM Aquinas Value Fund)[5]

	(c)	Amended and Restated Schedule A to LKCM Funds Distribution Plan: Adviser Class of Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund and Aquinas Catholic Equity Fund – (filed herewith)

(11)		Opinion of Counsel as to the Legality of Shares Being Registered[9]

(12)		Opinion of Counsel on Tax Matters – (filed herewith)

(13)		Other Material Contracts

	(a)	Amended and Restated Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009[6]

	(b)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement, dated February 22, 2011[5]

	(c)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement, dated August 26, 2014[8]

	(d)	Amended and Restated Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009[6]

	(e)	Amendment to the Amended and Restated Fund Administration Servicing Agreement, dated February 22, 2011[5]

	(f)	Amendment to the Amended and Restated Fund Administration Servicing Agreement, dated August 26, 2014[8]

	(g)	Amended and Restated Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009[6]

	(h)	Amendment to the Amended and Restated Fund Accounting Servicing Agreement, dated February 22, 2011[5]

	(i)	Amendment to the Amended and Restated Fund Accounting Servicing Agreement, dated August 26, 2014[8]

(14)		Consent of Independent Registered Public Accounting Firm[9]

(15)		Financial statements omitted pursuant to Item 14(a)(1) – not applicable

(16)		Powers of Attorney[9]

(17)		Other Exhibits

	(a)	Form of Proxy Cards[9]

[1]	Incorporated by reference from Post-Effective Amendment No. 14 to the Registration Statement of the Trust, filed on September 29, 2000.

2

[2]	Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement of the Trust, filed on October 15, 1997.
[3]	Incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement of the Trust, filed on April 27, 2007.
[4]	Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement of the Trust, filed on July 8, 2005.
[5]	Incorporated by reference from Post-Effective Amendment No. 33 to the Registration Statement of the Trust, filed on April 29, 2011.
[6]	Incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement of the Trust, filed on February 26, 2010.
[7]	Incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement of the Trust, filed on April 29, 2013.
[8]	Incorporated by reference from Post-Effective Amendment No. 41 to the Registration Statement of the Trust, filed on April 29, 2015.
[9]	Incorporated by reference to the Registration Statement on Form N-14 of the Trust (File No. 333-210288), filed on March 18, 2016.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Fort Worth and State of Texas on the 3rd day of August 2016.

LKCM FUNDS

By:	/s/ J. Luther King Jr.
J. Luther King Jr.
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ J. Luther King, Jr. J. Luther King, Jr.	Trustee, President and Chief Executive Officer	August 3, 2016

H. Kirk Downey* H. Kirk Downey	Chairman and Trustee	August 3, 2016

Richard J. Howell* Richard J. Howell	Trustee	August 3, 2016

Larry J. Lockwood* Larry J. Lockwood	Trustee	August 3, 2016

Steven R. Purvis* Steven R. Purvis	Trustee and Vice President	August 3, 2016

Earle A. Shields, Jr.* Earle A. Shields, Jr.	Trustee	August 3, 2016

/s/ Jacob D. Smith Jacob D. Smith	Chief Financial Officer	August 3, 2016

*By	/s/ Jacob D. Smith
Jacob D. Smith

Attorney-in-fact pursuant to the Power of Attorney dated February 23, 2016.

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-99.6(c)	Expense Limitation Agreement between LKCM Funds and Luther King Capital Management Corporation with respect to the LKCM Aquinas Catholic Equity Fund

EX-99.10(c)	Amended and Restated Schedule A to LKCM Funds Distribution Plan: Adviser Class of Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund and Aquinas Catholic Equity Fund

EX-99.12	Opinion of Counsel on Tax Matters